Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Charters-out [Abstract]
Minimum Future Charter Revenue

Year	Amount
2018	282,501
2019	211,966
2020	185,954
2021	153,378
2022 to 2028	354,466

Minimum charter payments	1,188,265